13F-HR
06/30/11

0000889780
koong@h3

NONE
1
Douglas L. Dethy
212-446-9330

DCCapital@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) : [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas L. Dethy
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Douglas L. Dethy	New York, New York August 4, 2011

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.  /s/ Douglas L. Dethy

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value total:	$198,773

List of Other Included Managers:

No.	13F File Number		Name




<PAGE


















FORM 13F INFORMATION TABLE


























































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE
SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING AUTHORITY








(x$1000)
PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE






























Alcoa Inc

COM

013817101

15860
1000000

SH



Sole



1000000


BP plc

ADR COM

055622104

13287
300000

SH



Sole



300000


Brunswick Corp

COM

117043109

6630
325000

SH



Sole



325000


CBS Corporation

Class B

124857202

28490
1000000

SH



Sole



0

1000000
Charming Shoppes

COM

161133103

233
56000

SH



Sole



56000


Citigroup Inc

COM

172967101

10410
250000

SH



Sole



250000


Commercial Vehicle Group

COM

202608105

4967
350000

SH



Sole



350000


Delta Air Lines

COM

247361702

4585
500000

SH



Sole



500000


Eaton Corporation

COM

278058102

20580
400000

SH



Sole



400000


Greenbrier Companies Inc

COM

393657101

3952
200000

SH



Sole



200000


Humana Inc

COM

444859102

8054
100000

SH



Sole



100000


International Paper Co

COM

460146103

14910
500000

SH



Sole



500000


Louisiana Pacific Corp

COM

546347105

4070
500000

SH



Sole



500000


MarineMax Inc

COM

567908108

753
86000

SH



Sole



86000


MetLife, Inc.

COM

59156R108

13161
300000

SH



Sole



300000


Noranda Aluminum Holding

COM

65542W107

9084
600000

SH



Sole



600000


Oshkosh Corporation

COM

688239201

4341
150000

SH



Sole



150000


Schlumberger Ltd

COM

806857108

17280
200000

SH



Sole



200000


Textron Inc.

COM

883203101

3542
150000

SH



Sole



150000


United Continental Holding

COM

910047109

4526
200000

SH



Sole



200000


Vantage Drilling Company

COM

G93205113

1820
1000000

SH



Sole



1000000


Vitacost.com Inc

COM

92847A200

0
1

SH



Sole



1


Wal Mart Stores Inc

COM

931142103

106
2000

SH



Sole



2000


Whirlpool Corp

COM

963320106

8132
100000

SH



Sole



100000

